Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital	Share premium.	Other reserves	Net parent investment	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2019				£ 4,162		£ 4,162
Loss for the year						(12,326)
Total comprehensive loss for the year				(7,175)	£ (5,151)	(12,326)
Share based payment transactions					96	96
Movement in net parent investment				7,130		7,130
Transfer to Other reserves			£ 4,117	£ (4,117)
Balance at the end at Dec. 31, 2020			4,117		(5,055)	(938)
Loss for the year					(245,224)	(245,224)
Translation differences			(85)			(85)
Total comprehensive loss for the year			(85)		(245,224)	(245,309)
Issuance of warrants		£ 103,053	8,558			111,611
Share based payment transactions					156	156
Share acquisition	£ 16		50,724			50,740
PIPE investment		71,036				71,036
Capital reorganization		74,265				74,265
Balance at the end at Dec. 31, 2021	16	248,354	63,314		(250,123)	61,561
Loss for the year					(94,375)	(94,375)
Translation differences			8,450			8,450
Total comprehensive loss for the year			8,450		(94,375)	(85,925)
Exercise of warrants and options		342	(276)			66
Reclassification of warrants			1,010			1,010
Share issuances under equity subscription line		7,734				7,734
Share based payment transactions		767	22,359		(254)	22,872
Balance at the end at Dec. 31, 2022	£ 16	£ 257,197	£ 94,857		£ (344,752)	£ 7,318